Supplement dated January 31, 2012
to the Class J Prospectus
for Principal Funds, Inc.
dated December 30, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

BOND MARKET INDEX FUND

On page 3, delete the Annual Fund Operating Expenses table and substitute:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the period ended August 31, 2011	Class J
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.45
Other Expenses(1)	0.35
Total Annual Fund Operating Expenses	1.05%
Fee Waiver (2)	0.20
Total Annual Fund Operating Expenses After Fee Waiver	0.85%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective
November 1, 2011.

(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through December 31, 2012. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

On page 3, delete the Example tables and substitute:

	1 year	3 years	5 years	10 years
Class J	$187	$314	$560	$1,265

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$87	$314	$560	$1,265

PREFERRED SECURITIES FUND

On page 6, delete the Annual Fund Operating Expenses table and substitute:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the period ended August 31, 2011	Class J
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	0.45
Other Expenses(1)	0.34
Total Annual Fund Operating Expenses	1.50%
Fee Waiver(2)	0.20
Total Annual Fund Operating Expenses After Fee Waiver	1.30%

(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective
November 1, 2011.

(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through December 31, 2012. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

On page 6, delete the Example tables and substitute:

	1 year	3 years	5 years	10 years
Class J	$232	$454	$800	$1,773

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$132	$454	$800	$1,773

2